UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	June 30, 2005
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	07/25/05
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None





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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	    SHARED	 NONE

Activision			Common Stock 004930202	  834	   50,510  X	   	  50,510	0	0
American Express Co.	        Common Stock 025816109	3,835	   72,050  X	          72,050	0	0
American International Group	Common Stock 026874107	68,821	1,184,527  X	         195,570   938,162    50,795
Amgen, Inc.	 		Common Stock 031162100	111,844	1,849,887  X	         316,350 1,452,000    81,537
Anheuser-Busch Companies, Inc.	Common Stock 035229103	67,624	1,478,114  X	         255,600 1,157,963    64,551
Apollo Group Inc.		Common Stock 037604105	1,190	   15,210  X	          15,210	0	0
Automatic Data Processing, Inc.	Common Stock 053015013	102,331	2,438,183  X	         397,500 1,929,950   110,733
Coca Cola Company		Common Stock 191216100	95,153	2,279,117  X	         359,600 1,831,500    88,017
Colgate Palmolive		Common Stock 194162103	86,944	1,742,014  X	         278,000 1,380,250    83,764
Costco Wholesale Corp.		Common Stock 22160K105	78,400	1,752,740  X	         295,000 1,389,000    68,740
CVS Corp.			Common Stock 126650100	3,027	  104,140  X		 104,140	0	0
Dell Inc.			Common Stock 24702R101	156,573	3,967,888  X		 671,980 3,117,950   177,958
Ebay Inc.			Common Stock 278642103	48,992	1,484,150  X		 270,840 1,155,000    58,310
Electronic Arts Inc.		Common Stock 285661104	85,672	1,513,374  X		 257,210 1,194,000    62,164
Fedex Corp.			Common Stock 31428x106	1,664	   20,540  X		  20,540	0	0
General Electric Co.	        Common Stock 369604103	1,881	   54,300  X		  54,300	0	0
Genzyme Corp.			Common Stock 372917104	69,307	1,153,379  X		 182,280   916,600    54,499
Gillette Company		Common Stock 375766102	40,470	  799,331  X		 133,270   627,592    38,469
Home Depot Inc.			Common Stock 437076102	89,932	2,311,875  X		 384,180 1,828,700    98,995
International Business Machines	Common Stock 459200101	1,816	   24,470  X		  24,470	0	0
Johnson & Johnson		Common Stock 478160104	103,953	1,599,281  X		 282,740 1,239,117    77,424
Lowes Co. Inc.			Common Stock 548661107	3,837	   65,900  X		  65,900	0	0
Medtronic Inc.			Common Stock 585055106	107,977	2,084,898  X		 360,590 1,630,026    94,282
Microsoft Corp.			Common Stock 594918104	123,619	4,976,627  X		 858,310 3,899,550   218,767
Pepsico Inc.			Common Stock 713448108	5,321	   98,670  X		  98,670	0	0
Pfizer Inc.			Common Stock 717081103	8,061	  292,261  X		       0   292,261	0
Procter & Gamble Company	Common Stock 742718109	82,380	1,561,714  X		 253,910 1,241,300    66,504
Qualcomm Inc.			Common Stock 747525103	3,681	  111,520  X		 111,520	0	0
St. Jude Medical		Common Stock 790849103	2,543	   58,310  X		  58,310	0	0
Staples Inc.			Common Stock 855030102	141,541	6,648,257  X	       1,154,790 5,188,837   304,630
Starbucks Corporation		Common Stock 855244109	70,330	1,361,398  X		 219,200 1,084,820    57,378
State Street Corp.		Common Stock 857477103	77,959	1,615,726  X		 262,000 1,281,450    72,276
Sysco Corp. 			Common Stock 871829107	66,249	1,830,580  X		 319,990 1,424,000    86,590
Target Corp.			Common Stock 87612e106	4,646	   85,380  X		  85,380	0	0
Teva Pharmaceuticals		Common Stock 881624209	56,447	1,812,670  X		 329,000 1,420,000    63,670
United Parcel Service		Common Stock 911312106	88,636	1,281,601  X		 232,620   989,800    59,181
Wal-Mart Stores, Inc.		Common Stock 931142103	70,594	1,464,610  X		 218,160 1,179,127    67,323
Whole Foods Market Inc.		Common Stock 966837106	46,945	  397,128  X		  70,500   309,308    17,320
Wm Wrigley			Common Stock 982426105	68,405	  993,677  X		 152,100   797,500    44,077

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